SCHEDULE OF GOODWILL (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Balance	$ 13,489	$ 12,651	$ 12,625
Translation differences	(100)	838	26
Balance	$ 13,389	$ 13,489	$ 12,651